INVESTMENT IN ASSOCIATES (Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Balance		$ 44,555
Share of other comprehensive income loss		(589)	$ 1,735
Dilution gain			723
Disposal of common shares held by the associate			1,127
Foreign exchange impact		(7,746)	4,103
Balance		53,457	44,555
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Balance		$ 44,555	$ 38,703
Balance, Shares		42,596,506	39,346,300
Purchase from open market			$ 861
Purchase from open market, shares			502,600
Exercise of warrants			$ 2,349
Exercise of warrants, shares			1,500,000
Participation in public offering		$ 5,805	$ 3,820
Participation in public offering, shares		1,320,710	1,247,606
WHG Spin-out		$ (1,793)
Share of net loss	[1]	(1,672)	$ (1,276)
Share of other comprehensive income loss		(2,324)	1,077
Dilution gain			723
Disposal of common shares held by the associate			1,127
Foreign exchange impact		5,828	(2,829)
Balance		$ 50,399	$ 44,555
Balance, Shares		43,917,216	42,596,506
Value of Common shares per quoted market price, Begining		$ 148,624	$ 69,783
Value of Common shares per quoted market price, Ending		181,257	148,624
Whitehorse Gold Corp WHG [Member]
Disclosure of associates [line items]
Balance
Balance, Shares
Distributed under WHG spin-out		$ 1,793
Distributed under WHG spin-out, shares		5,740,285
Participation in private placement		$ 1,326
Participation in private placement, shares		5,774,000
Share of net loss	[2]	$ (174)
Foreign exchange impact		113
Balance		$ 3,058
Balance, Shares		11,514,285
Value of Common shares per quoted market price, Ending		$ 15,108

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.
[2]	WHG's fiscal year-end is on December 31. WHG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.